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June 7, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:   ICON Funds (the "Trust")
             File Nos. 333-14927 and 811-7883
             Filing pursuant to Rule 497j

Dear Ladies and Gentlemen:

On behalf of ICON Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus does not differ from that contained in Post-Effective Amendment No. 24 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Thursday, June 1, 2006.

Please do not hesitate to contact the undersigned at (617) 824-1214 if you have questions, or if you require anything further in connection with your review of this filing.

                                                 Very truly yours,

                                                 /s/ Michael P. Lawlor
                                                 Michael P. Lawlor

cc:   Donald Salcito
      Charles W. Lutter, Esq.